Provisions for judicial and administrative proceedings, commitments and other provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 10,976,930	R$ 11,473,781	R$ 9,115,143
Interest expense and similar charges	90,822	205,119	154,499
Personnel Expenses	5,841	6,280	3,788
Constitutions / Reversals and Adjustment of provisions	4,978,648	4,537,684	4,472,322
Other Comprehensive Income	558,749	736,938	834,702
Additions to provisions for contingent commitments	347,724	57,628	(47,999)
Payments to external funds	(692,908)	(2,417,724)	(251,467)
Amount paid	(4,491,616)	(3,913,120)	(2,834,076)
Transfer to other assets - actuarial assets	30,292	24,452	26,869
Balance at end of year	11,804,482	10,976,930	11,473,781
Transfers, foreign exchange fluctuations, and other variations		265,892
Pensions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	1,364,437	2,543,504	1,775,202
Interest expense and similar charges	90,822	205,119	154,499
Personnel Expenses	5,841	6,280	3,788
Constitutions / Reversals and Adjustment of provisions	(30)	(24)	(89)
Other Comprehensive Income	558,749	736,938	834,702
Payments to external funds	(692,908)	(2,417,724)	(251,467)
Transfer to other assets - actuarial assets	30,292	24,452	26,869
Balance at end of year	1,357,203	1,364,437	2,543,504
Transfers, foreign exchange fluctuations, and other variations		265,892
Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	9,612,493	8,930,277	7,339,941
Constitutions / Reversals and Adjustment of provisions	4,978,678	4,537,708	4,472,411
Additions to provisions for contingent commitments	347,724	57,628	(47,999)
Amount paid	(4,491,616)	(3,913,120)	(2,834,076)
Balance at end of year	R$ 10,447,279	R$ 9,612,493	R$ 8,930,277